Shareholders’ equity (deficiency) and redeemable convertible preferred shares - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 30, 2021 $ / shares	Jun. 17, 2019 USD ($) $ / shares shares	Feb. 28, 2022 shares	Aug. 31, 2021 shares	Dec. 31, 2021 USD ($) vote $ / shares	Dec. 31, 2020 USD ($) shareholder $ / shares shares	Dec. 31, 2019 USD ($) shareholder shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Aug. 01, 2021 shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares
Class of Stock [Line Items]
Reverse stock split, conversion ratio	0.9595
Common stock, shares authorized (in shares)									3,454,112,863			3,454,112,863
Common stock par value per share (in NIS per share) | (per share)	$ 10							₪ 0.00001			₪ 0.00001
Number of votes per share | vote					1
Issuance of redeemable convertible preferred shares (in shares)		39,779,261					39,779,261
Temporary equity issued during period, price per share (in USD per share) | $ / shares		$ 2.765
Issuance of redeemable convertible preferred shares | $		$ 101,205					$ 101,205
Proceeds from issuance of redeemable convertible preferred stock | $		110,000
Employee compensation paid after the issuance of redeemable convertible preferred shares | $		$ 4,034
Treasury stock, shares acquired (in shares)						43,540	295,000
Number of shareholders | shareholder						1	2
Shares, options and RSUs outstanding (in shares)									27,276,343
Grants in period, weighted average grant date fair value (in USD per share) | $ / shares					$ 5.04	$ 0.74
Options, intrinsic value of exercises in period | $					$ 8,547	$ 2,171
Options outstanding (in shares)							27,377,797		25,487,897			30,834,504
Share-based payment arrangement, cost not yet recognized | $									$ 20,316
Expected period for recognition					3 years 7 months 6 days
Subsequent event
Class of Stock [Line Items]
Share-based compensation arrangement, number of additional shares authorized (in shares)			4,559,059
The 2021 Plan
Class of Stock [Line Items]
Share-based compensation arrangement, shares authorized (in shares)										28,075,309
Share Option Plan And Other Equity Incentive Plans
Class of Stock [Line Items]
Share-based compensation arrangement, shares authorized (in shares)		20,761,094
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Grants in period, Weighted average grant date fair value (in USD per share) | $ / shares					$ 8.27	$ 1.95
Equity instruments other than options, vested in period, fair value | $					$ 927	$ 4,327
Restricted Stock Units (RSUs) | RSU Plan
Class of Stock [Line Items]
Share-based compensation arrangement, shares authorized (in shares)		5,756,855
Employee Stock
Class of Stock [Line Items]
Share-based compensation arrangement, shares authorized (in shares)				1,871,687
Number of shares authorized (in shares)				1.00%
Options, in-the-money
Class of Stock [Line Items]
Options outstanding (in shares)									25,440,041			29,414,990
Options, out-of-the-money
Class of Stock [Line Items]
Options outstanding (in shares)									70,678			143,939
Options outstanding, aggregate intrinsic value | $									$ 0			$ 0
Cellebrite DI Ltd | IGP Saferworld Limited Partnership
Class of Stock [Line Items]
Temporary equity, common and preferred share equivalent ownership percentage		24.40%